Trade Payables, Accrued Expenses and Other Payables - Summary of Trade Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr (7,596)	SFr (3,867)